Horizon Active Risk Assist Fund
Schedule of Investments
February 28, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 89.4%		Shares	Value
Invesco S&P 500 Equal Weight ETF (a)		573,400	$117,529,798
iShares Core MSCI International Developed Markets ETF		2,036,582	184,555,061
iShares MSCI USA Minimum Volatility ETF		1,003,965	98,197,817
iShares MSCI USA Quality Factor ETF		284,048	58,190,073
SPDR Portfolio Developed World ex-US ETF		4,774,207	238,089,703
SPDR Portfolio Emerging Markets ETF		3,251,902	164,253,570
State Street SPDR Portfolio S&P 500 Growth ETF (b)		3,021,489	312,935,616
State Street SPDR Portfolio S&P 500 Value ETF (b)		2,445,142	145,485,949
TOTAL EXCHANGE TRADED FUNDS (Cost $1,056,779,181)			1,319,237,587

COMMON STOCKS - 9.9%		Shares	Value
Aerospace & Defense - 0.1%
AeroVironment, Inc. (c)		3,211	809,975

Automobiles - 0.4%
BYD Co. Ltd. - ADR		70,799	850,296
Tesla, Inc. (c)		12,004	4,831,730
			5,682,026

Banks - 0.1%
JPMorgan Chase & Co.		7,211	2,165,463

Broadline Retail - 0.9%
Alibaba Group Holding Ltd. - ADR		8,191	1,180,405
Amazon.com, Inc. (c)		60,049	12,610,290
			13,790,695

Communications Equipment - 0.1%
Arista Networks, Inc. (c)		6,894	920,349

Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp.		1,675	1,693,074
Walmart, Inc.		21,655	2,770,757
			4,463,831

Diversified Telecommunication Services - 0.1%
Deutsche Telekom AG - ADR		23,145	932,281

Electric Utilities - 0.1%
Constellation Energy Corp.		3,128	1,031,864
Oklo, Inc. (c)		2,265	142,582
			1,174,446

Electrical Equipment - 0.4%
ABB Ltd. - ADR		11,683	1,084,065
Bloom Energy Corp. - Class A (c)		1,609	250,473
Eaton Corp. PLC		2,875	1,080,770
GE Vernova, Inc.		1,483	1,295,549
Schneider Electric SE - ADR		15,472	1,008,929
Siemens Energy AG - ADR		6,401	1,247,299
			5,967,085

Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp. - Class A		5,520	806,251
Corning, Inc.		9,599	1,443,498
			2,249,749

Energy - 0.0% (d)
Williams Cos., Inc.		9,541	712,904

Entertainment - 0.1%
Netflix, Inc. (c)		9,840	947,001
Spotify Technology SA (c)		1,453	748,208
			1,695,209

Financial Services - 0.1%
Berkshire Hathaway, Inc. - Class B (c)		1,463	738,742
MasterCard, Inc. - Class A		1,323	684,269
Visa, Inc. - Class A		2,639	844,849
			2,267,860

Ground Transportation - 0.1%
Uber Technologies, Inc. (c)		11,146	840,631

Health Care - 0.0% (d)
ABIOMED INC (c)(e)		113	0

Health Care Equipment & Supplies - 0.1%
Intuitive Surgical, Inc. (c)		2,575	1,296,538

Industrial Conglomerates - 0.2%
Hitachi Ltd. - ADR		29,229	975,372
Siemens AG - ADR		10,754	1,565,675
			2,541,047

Interactive Media & Services - 1.3%
Alphabet, Inc. - Class A		48,314	15,062,373
Meta Platforms, Inc. - Class A		4,275	2,770,969
Tencent Holdings Ltd. - ADR		21,021	1,381,080
			19,214,422

IT Services - 0.1%
Cognizant Technology Solutions Corp. - Class A		8,772	565,180
Shopify, Inc. - Class A (c)		5,340	644,698
			1,209,878

Machinery - 0.1%
Caterpillar, Inc.		1,816	1,348,979

Metals & Mining - 0.2%
Agnico Eagle Mines Ltd.		3,102	780,463
Anglo American PLC - ADR (f)		28,705	717,625
Southern Copper Corp.		6,420	1,401,510
			2,899,598

Oil, Gas & Consumable Fuels - 0.1%
Exxon Mobil Corp.		6,627	1,010,618

Pharmaceuticals - 0.3%
Eli Lilly & Co.		3,391	3,567,298
Johnson & Johnson		3,984	989,745
			4,557,043

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (c)		4,385	877,921
Applied Materials, Inc.		3,311	1,232,685
ARM Holdings PLC - ADR (c)		7,405	943,767
ASML Holding NV		710	1,029,898
Broadcom, Inc.		13,371	4,272,703
First Solar, Inc. (c)		1,589	313,351
Intel Corp. (c)		23,318	1,063,534
KLA Corp.		669	1,019,924
Lam Research Corp.		4,944	1,156,352
Marvell Technology, Inc.		9,818	802,032
Micron Technology, Inc.		5,381	2,218,963
NVIDIA Corp.		95,909	16,994,116
QUALCOMM, Inc.		4,815	685,463
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		5,091	1,906,987
Tokyo Electron Ltd. - ADR		8,254	1,166,868
			35,684,564

Software - 1.4%
Cadence Design Systems, Inc. (c)		2,550	768,570
Microsoft Corp.		35,754	14,042,026
Nebius Group NV (c)		5,959	543,401
Oracle Corp.		12,014	1,746,835
Palantir Technologies, Inc. - Class A (c)		16,093	2,207,799
Salesforce, Inc.		3,010	586,318
ServiceNow, Inc. (c)		5,790	625,378
			20,520,327

Specialty Retail - 0.0% (d)
Home Depot, Inc.		1,155	439,732

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.		42,638	11,264,107
TOTAL COMMON STOCKS (Cost $135,270,930)			145,659,357

PURCHASED OPTIONS - 0.7% (c)	Notional Amount	Contracts	Value
Call Options - 0.6% (g)(h)
Invesco S&P 500 Equal Weight ETF, Expiration: 03/20/2026; Exercise Price: $210.00	122,982,000	6,000	570,000
iShares MSCI Brazil ETF, Expiration: 03/20/2026; Exercise Price: $40.00	5,809,500	1,500	116,250
iShares MSCI Emerging Markets ETF
Expiration: 03/20/2026; Exercise Price: $64.00	75,096,000	12,000	966,000
Expiration: 03/20/2026; Exercise Price: $65.00	75,096,000	12,000	606,000
iShares Silver Trust, Expiration: 04/17/2026; Exercise Price: $90.00	25,497,000	3,000	2,587,500
SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $780.00	685,990,000	10,000	15,000
State Street Energy Select Sector SPDR ETF, Expiration: 04/17/2026; Exercise Price: $60.00	11,184,000	2,000	178,000
State Street SPDR EURO STOXX 50 ETF, Expiration: 03/20/2026; Exercise Price: $70.00	82,260,000	12,000	720,000
State Street SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $800.00	685,990,000	10,000	15,000
State Street SPDR S&P Regional Banking ETF
Expiration: 03/20/2026; Exercise Price: $85.00	50,077,500	7,500	33,750
Expiration: 05/15/2026; Exercise Price: $75.00	50,077,500	7,500	1,181,250
State Street Utilities Select Sector SPDR ETF, Expiration: 06/18/2026; Exercise Price: $45.00	14,319,000	3,000	1,147,500
Total Call Options			8,136,250

Put Options - 0.1% (g)(h)
CBOE Volatility Index
Expiration: 03/18/2026; Exercise Price: $17.00	5,958,000	3,000	67,500
Expiration: 07/22/2026; Exercise Price: $15.00	19,860,000	10,000	195,000
iShares 20+ Year Treasury Bond ETF, Expiration: 06/18/2026; Exercise Price: $85.00	22,705,000	2,500	130,000
iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: 03/20/2026; Exercise Price: $79.00	32,288,000	4,000	86,000
iShares iBoxx USD Investment Grade Corporate Bond ETF, Expiration: 06/18/2026; Exercise Price: $108.00	27,920,000	2,500	111,250
iShares Silver Trust, Expiration: 09/18/2026; Exercise Price: $55.00	29,746,500	3,500	1,233,750
State Street Consumer Staples Select Sector SPDR ETF, Expiration: 03/20/2026; Exercise Price: $84.00	45,005,000	5,000	107,500
State Street Energy Select Sector SPDR ETF, Expiration: 04/17/2026; Exercise Price: $50.00	22,368,000	4,000	216,000
Total Put Options			2,147,000
TOTAL PURCHASED OPTIONS (Cost $10,361,478)			10,283,250

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%		Shares	Value
First American Government Obligations Fund - Class X, 3.60% (i)		5,427,752	5,427,752
TOTAL MONEY MARKET FUNDS (Cost $5,427,752)			5,427,752

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0% (d)		Shares	Value
First American Government Obligations Fund - Class X, 3.60% (i)		731,738	731,738
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $731,738)			731,738

TOTAL INVESTMENTS - 100.4% (Cost $1,208,571,079)			1,481,339,684
Liabilities in Excess of Other Assets - (0.4)%			(6,307,334)
TOTAL NET ASSETS - 100.0%			$1,475,032,350

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of the security has been pledged as collateral for written options.
(c)	Non-income producing security.
(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2026.

(f)	All or a portion of this security is on loan as of February 28, 2026. The fair value of these securities was $710,425.
(g)	100 shares per contract.
(h)	Exchange-traded.
(i)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Horizon Active Risk Assist Fund
Schedule of Written Options
February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (0.3)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.2)%
Invesco S&P 500 Equal Weight ETF, Expiration: 03/20/2026; Exercise Price: $215.00	$(122,982,000)	(6,000)	$(75,000)
iShares MSCI Brazil ETF, Expiration: 03/20/2026; Exercise Price: $44.00	(5,809,500)	(1,500)	(9,000)
iShares Silver Trust, Expiration: 04/17/2026; Exercise Price: $105.00	(38,245,500)	(4,500)	(2,272,500)
SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $820.00	(685,990,000)	(10,000)	(5,000)
State Street SPDR S&P Regional Banking ETF
Expiration: 03/20/2026; Exercise Price: $75.00	(50,077,500)	(7,500)	(131,250)
Expiration: 05/15/2026; Exercise Price: $85.00	(50,077,500)	(7,500)	(266,250)
Total Call Options			(2,759,000)

Put Options - (0.1)%
CBOE Volatility Index, Expiration: 03/18/2026; Exercise Price: $16.00	(9,930,000)	(5,000)	(35,000)
iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: 03/20/2026; Exercise Price: $76.00	(64,576,000)	(8,000)	(68,000)
iShares iBoxx USD Investment Grade Corporate Bond ETF, Expiration: 04/17/2026; Exercise Price: $108.00	(27,920,000)	(2,500)	(53,750)
iShares Silver Trust, Expiration: 09/18/2026; Exercise Price: $50.00	(29,746,500)	(3,500)	(817,250)
State Street Consumer Staples Select Sector SPDR ETF, Expiration: 03/20/2026; Exercise Price: $78.00	(45,005,000)	(5,000)	(25,000)
United States Oil Fund LP, Expiration: 04/17/2026; Exercise Price: $64.00	(16,390,000)	(2,000)	(119,000)
Total Put Options			(1,118,000)
TOTAL WRITTEN OPTIONS (Premiums received $4,541,530)			$(3,877,000)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Horizon Active Risk Assist Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$1,319,237,587	$–	$–	$1,319,237,587
Common Stocks	145,659,357	–	0	145,659,357
Purchased Options	–	10,283,250	–	10,283,250
Money Market Funds	5,427,752	–	–	5,427,752
Investments Purchased with Proceeds from Securities Lending	731,738	–	–	731,738
Total Investments	$1,471,056,434	$10,283,250	$0	$1,481,339,684

Liabilities:
Investments:
Written Options	$–	$(3,877,000)	$–	$(3,877,000)
Total Investments	$–	$(3,877,000)	$–	$(3,877,000)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of November 30, 2025	$0
Purchases	0
Change in unrealized appreciation/depreciation	0
Amortization/(Accretion)	0
Ending balance as of February 28, 2026	$0
$0
Change in unrealized appreciation/depreciation still held as of February 28, 2026	$0